Putnam Investments
100 Federal Street
Boston, MA 02110
February 28, 2020

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam VT International Growth Fund (Reg. No. 33-17486) (811-05346) Post-Effective Amendment No.
70 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Commission. The Amendment is marked to show changes from the Prospectus and Statement of Additional Information dated April 30, 2019, filed with the Commission on April 29, 2019. The Amendment is expected to become effective on April 30, 2020. The amendment relates solely to Putnam VT International Growth Fund (the “Fund”) and does not supersede or amend any disclosure in the Registration Statement relating to any other series of the Fund.

We are requesting selective review of the Amendment in accordance with the release of the U.S. Securities and Exchange Commission (“SEC”) on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

The principal changes reflected in the Amendment are to the Fund’s name and principal investment strategies. The Amendment reflects the Fund’s new name, Putnam VT Emerging Markets Equity Fund. The Fund’s principal investment strategies have been updated to reflect that the Fund will invest mainly in common stocks (growth or value stocks or both) of emerging market companies that we believe have favorable investment potential. The Fund will also have a policy to invest, under normal circumstances, at least 80% of the Fund’s net assets in in equity securities of emerging market companies. The Amendment also includes updated standard Putnam disclosure. Updated financial statement will be filed by amendment.

We are requesting selective review of the Amendment based on the following circumstances:

1. The disclosure in the Amendment is substantially similar to disclosure previously reviewed by the staff of the SEC in the Registrant’s filing on Form N-1A filed pursuant to Rule 485(a) of the Securities Act on July 19, 2018 (SEC Accession Number: 0000928816-18-001471), except with respect to Fund-specific sections (such as the Fund’s name, investment objective, investment strategies and risks, and portfolio management) and routine annual update changes that would not by themselves have required a filing pursuant to Rule 485(a) under the Securities Act.

2. With respect to the Fund-specific sections, the disclosure in the Amendment is substantially similar to disclosure that appears in the Registration Statement for Putnam Emerging Markets Equity Fund, a series of Putnam Funds Trust, dated December 30, 2019, as supplemented. The staff of the SEC reviewed Putnam Emerging Markets Equity Fund’s disclosure in Putnam Funds Trust’s filing on Form N-14 on January 10, 2020 (SEC Accession Number: 0000928816-20-000023).

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 1-2577

Very truly yours,

/s/ Venice Monagan
Venice Monagan
Counsel

cc:	James E. Thomas, Esq.
Ropes & Gray LLP